Operating facility and loan and derivative assets and liabilities - Derivative Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative liability
Current derivative financial assets	$ 254	$ 727
Derivative assets	41	320
Interest rate swaps
Derivative liability
Derivative, credit swap amount	$ 15,313	$ 27,845
Derivative, weighted average interest rate	1.80%	1.80%
(Loss) gain on change in fair value	$ (561)	$ (709)